Schedule II VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2013
Schedule II VALUATION AND QUALIFYING ACCOUNTS [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

For the years ended December 31, 2013, 2012 and 2011, in millions:

Allowance for Doubtful Accounts:

	Balance at Beginning of Year	Provisions Charged to Earnings	Write-Offs	Translation Adjustments	Reclassifications and Other	Balance at End of Year
2013	$118.0	$24.1	$(26.4)	$2.6	$0.3	$118.6
2012	108.6	29.2	(23.2)	2.9	0.5	118.0
2011	111.6	25.9	(25.0)	(4.7)	0.8	108.6